SUP-0156-0118

AB CAP FUND, INC.

-AB Multi-Manager Select Retirement Allocation Fund

-AB Multi-Manager Select 2010 Fund

-AB Multi-Manager Select 2015 Fund

-AB Multi-Manager Select 2020 Fund

-AB Multi-Manager Select 2025 Fund

-AB Multi-Manager Select 2030 Fund

-AB Multi-Manager Select 2035 Fund

-AB Multi-Manager Select 2040 Fund

-AB Multi-Manager Select 2045 Fund

-AB Multi-Manager Select 2050 Fund

-AB Multi-Manager Select 2055 Fund

(each, a “Fund”, and together, the “Funds”)

Supplement dated January 16, 2018 to the Prospectus and Summary Prospectuses dated November 30, 2017 (the “Prospectuses”), offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund.

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The following chart for each Fund replaces the first chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for each Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Daniel J. Loewy	Since 2014	Senior Vice President of the Adviser

Christopher H. Nikolich	Since 2014	Senior Vice President of the Adviser

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The following chart replaces the first chart under the heading “Management of the Funds — Portfolio Managers” in the Prospectus for the Funds.

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Daniel J. Loewy; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2012, and Chief Investment Officer and Head of Multi-Asset Solutions.

Christopher H. Nikolich; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2012, and Head of GlidePath Strategies (US) of Multi-Asset Solutions.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0156-0118